Share-Based Payments	9 Months Ended
Sep. 30, 2021
Share-Based Payments
Share-Based Payments

Note 5. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior become exercisable upon an exit event, which triggers an immediate vesting, or at any time as determined by the board of directors in accordance with the terms of the plan. The warrants granted in 2020 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2020 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2020 expire on December 31, 2031. For the nine months ended September 30, 2021 and 2020, the number of warrants as a percentage of outstanding ordinary shares was 11.8% and 11.7%, respectively.

On January 4, 2021, the Company effected its Stock Split which also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 to 1 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants, have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

The following schedule specifies the granted warrants:

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	1
Warrants granted	63,802	1
Warrants forfeited	(7,874)	1
Warrants cancelled	(10,397)	1
Warrants granted as at September 30, 2021	2,273,607	1
Warrants exercisable as at September 30, 2021	—	—

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2019	1,932,156	1
Warrants granted	—	1
Warrants forfeited	(45,216)	1
Warrants cancelled	(22,032)	1
Warrants granted as at September 30, 2020	1,864,908	1
Warrants exercisable as at September 30, 2020	—	—

Employees will be entitled to receive a number of warrants based on the individual employee’s grade and performance for 2021. The warrants will be granted in December 2021 at the share price equal to the fair market value thereof on the date of grant and will vest monthly over 36 months beginning January 1, 2022.

For the three months ended September 30, 2021 and 2020, a service cost of $0.6 million and $1.6 million has been recognized in this period for warrants that were granted in previous periods and not fully vested as of the beginning of this period, and a proportion of the cost related to warrants expected to be granted in December 2021 and 2020, respectively.

For the nine months ended September 30, 2021 and 2020, a service cost of $1.3 million and $2.8 million has been recognized in this period for warrants that were granted in previous periods and not fully vested as of the beginning of this period, and a proportion of the cost related to warrants expected to be granted in December 2021 and 2020, respectively.

Subsequent to the Company’s initial public offering completed in February 2021 ("IPO"), determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. Due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and estimated volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The estimated volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.